Reserves (Details)						1 Months Ended					12 Months Ended
	Apr. 03, 2023 shares	Dec. 14, 2022 shares	Jun. 06, 2022 shares	Jan. 04, 2022 shares	Dec. 08, 2021 $ / shares	Jan. 31, 2023 shares	Apr. 20, 2021 $ / shares	Mar. 31, 2021 shares	Nov. 24, 2020 $ / shares shares	Sep. 18, 2020 $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Reserves (Details) [Line Items]
Options forfeited shares (in Shares) | shares				14,000,000
Option expired shares (in Shares) | shares		12,450,000
Reserve of ordinary shares (in Shares) | shares											600
Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Option expired shares (in Shares) | shares			7,000,000			700,000
2018 ADS Plan [Member]
Reserves (Details) [Line Items]
Fair value per option					$ 0.021
Expired term					Nov. 29, 2026
Number of share options issued					13,900,000
Exercise price per option					$ 0.0238
2004 ASX Plan [Member]
Reserves (Details) [Line Items]
Fair value per option					$ 0.021
Expired term					Nov. 29, 2026
Number of share options issued					19,250,000
Exercise price per option					$ 0.0375
Directors and Employees [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of free-attaching options issued (in Shares) | shares									674,694,939
Fair value per option									$ 0.07
Expired term									Nov. 23, 2023
Directors [Member]
Reserves (Details) [Line Items]
Fair value per option										$ 0.032
Expired term										Sep. 17, 2025
Number of share options issued										49,000,000
Exercise price per option										$ 0.09
Number of share options forfeited (in Shares) | shares												(14,000,000)
Employee [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of share options forfeited (in Shares) | shares								1,400,000
Options forfeited shares (in Shares) | shares	1,500,000
Chief Executive Office [Memebr]
Reserves (Details) [Line Items]
Number of share options issued							91,392,720
Exercise price per option							$ 0.032
Chief Executive Office [Memebr]
Reserves (Details) [Line Items]
Fair value per option							$ 0.028
Expired term							Jan. 06, 2026
Consultant [Member]
Reserves (Details) [Line Items]
Fair value per option					$ 0.027
Expired term					Jul. 31, 2024
Number of share options issued					12,000,000
Exercise price per option					$ 0.07